Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Linn Energy, LLC [Member]
Supplemental Disclosures to the Consolidated Balance Sheets and Consolidated Statements of Cash Flows
Supplemental Disclosures to the Consolidated Balance Sheets and Consolidated Statements of Cash Flows
“Other accrued liabilities” reported on the consolidated balance sheets include the following:

	December 31,
	2012	2011
	(in thousands)

Accrued compensation	$35,431	$19,581
Accrued interest	72,668	55,170
Other	7,146	1,147
	$115,245	$75,898

Supplemental disclosures to the consolidated statements of cash flows are presented below:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)

Cash payments for interest, net of amounts capitalized	$343,331	$247,217	$128,807

Cash payments for income taxes	$366	$487	$1,797

Noncash investing activities:
In connection with the acquisition of oil and natural gas properties, liabilities were assumed as follow:
Fair value of assets acquired	$2,923,990	$1,523,466	$1,375,010
Cash paid, net of cash acquired	(2,640,475)	(1,500,193)	(1,351,033)
Receivable from seller	2,132	3,557	9,976
Payables to sellers	443	(4,847)	—
Liabilities assumed	$286,090	$21,983	$33,953

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid short-term investments with original maturities of three months or less to be cash equivalents. Restricted cash of approximately $5 million and $4 million is included in “other noncurrent assets” on the consolidated balance sheets at December 31, 2012, and December 31, 2011, respectively, and represents cash deposited by the Company into a separate account and designated for asset retirement obligations in accordance with contractual agreements.
The Company manages its working capital and cash requirements to borrow only as needed from its Credit Facility. At December 31, 2012, and December 31, 2011, approximately $35 million and $54 million, respectively, were included in “accounts payable and accrued expenses” on the consolidated balance sheets which represent reclassified net outstanding checks. The Company presents these net outstanding checks as cash flows from financing activities on the consolidated statements of cash flows.

Supplemental Disclosures to the Statement of Cash Flows
Supplemental Disclosures to the Statement of Cash Flows
LinnCo incurred and recorded approximately $4 million of general and administrative expenses and certain offering costs. All of these expenses and costs were paid by LINN Energy on LinnCo’s behalf, and therefore, were accounted for as capital contributions and reflected as noncash transactions for LinnCo.